Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
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Trade Payables and Other Current Liabilities
NOTE 22: TRADE PAYABLES AND OTHER CURRENT LIABILITIES

(€‘000)	As at December 31,
	2022	2021
Total Trade payables	4 752	6 611
Social security	94	332
Payroll accruals	1 294	1 798
Onerous contracts - current liabilities	2 113	388
Other current grant liabilities	889	1 096
Other current liabilities	710	2 338

Total Other current liabilities	5 100	5 952

Total Trade payables and other current liabilities	9 852	12 563

Trade payables
Trade payables are non-interest-bearing liabilities and are normally settled on 90-day terms. Their decrease is mainly attributable to the timing of the expenses and the related payments combined with a decrease of activities after the sale of CTMU activities and the strategic shift from an organization focused on clinical development to one prioritizing R&D discovery and the monetization of its IP portfolio through partnerships, collaborations and license agreements through the second semester of the year. The Group recognized estimated accruals for invoices to receive based on estimated amounts of rendered services or delivered goods during the year 2022 but not yet invoiced as per December 31, 2022 for an amount of approximately €2.8 million.
Other current liabilities
As of December 31, 2022, the decrease on social security and payroll accruals of €0.7 million compared to December 31, 2021 is mainly related to the headcount reduction in 2022.
As of December 31, 2021, the provision for onerous contracts was related to the Group’s decision to discontinue the development of
CYAD-01.
As of December 31, 2022, the Group recorded a provision for onerous contracts, refer to note 5.17.
The other current liabilities attached to RCA’s and other grants are mainly explained by the excess of cash proceeds compared to the eligible expenses. The decrease compared to year-end
2021 is mainly related to the convention 8436 due to eligible expenses subsidized by the convention recognized in 2022.
Other current liabilities decreased by €1.6 million, which is mainly explained by repayment of R&D tax credit to the federal government in the amount of €1.9 million related to the year
s
2013, 2014 and
2015, offset by an increase of deferred revenue
by
€0.2 million as part of contract with customer to s
ell
C-Cathez
medical devices.
No discounting was performed to the extent that the amounts do not present payments terms longer than one year at the end of each financial year presented.